Total
Hartford Schroders US Small Cap Opportunities Fund
Hartford Schroders US Small Cap Opportunities Fund
INVESTMENT OBJECTIVE.
The Fund seeks capital appreciation.
Your Expenses.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Hartford mutual funds or 529 plans administered by Hartford Funds Management Company, LLC. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” section beginning on page 84 of the Fund’s statutory prospectus. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus. In addition, the table and examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class I, Class Y, Class F, or Class SDR shares. Please contact your financial intermediary for more information regarding whether you may be required to pay a transaction fee or a commission.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hartford Schroders US Small Cap Opportunities Fund	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hartford Schroders US Small Cap Opportunities Fund		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Management fees		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees		0.25%	1.00%	none	0.50%	0.25%	none	none	none	none
Other expenses	[1]	0.28%	0.28%	0.21%	0.34%	0.29%	0.22%	0.23%	0.12%	0.12%
Acquired fund fees and expenses		0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Total annual fund operating expenses	[2]	1.51%	2.26%	1.19%	1.82%	1.52%	1.20%	1.21%	1.10%	1.10%
Fee waiver and/or expense reimbursement	[3]	0.08%	0.08%	0.01%	0.09%	0.09%	0.07%	0.08%	0.07%	0.07%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[3]	1.43%	2.18%	1.18%	1.73%	1.43%	1.13%	1.13%	1.03%	1.03%
[1]	"Other expenses" for Class Y have been restated to reflect the estimated transfer agency fees for the current year.
[2]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. The ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table for the applicable period also does not reflect the restated "Other expenses" for Class Y. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value.
[3]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 1.35% (Class A), 2.10% (Class C), 1.10% (Class I), 1.65% (Class R3), 1.35% (Class R4), 1.05% (Class R5), 1.05% (Class Y), 0.95% (Class F), and 0.95% (Class SDR). This contractual arrangement will remain in effect until February 28, 2021 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.

Example.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•

You invest $10,000

•

Your investment has a 5% return each year

•

The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•

You reinvest all dividends and distributions

•

You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - Hartford Schroders US Small Cap Opportunities Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	688	994	1,321	2,246
Class C	321	699	1,203	2,589
Class I	120	377	653	1,442
Class R3	176	564	977	2,130
Class R4	146	471	820	1,805
Class R5	115	374	653	1,448
Class Y	115	376	657	1,459
Class F	105	343	599	1,334
Class SDR	105	343	599	1,334

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Hartford Schroders US Small Cap Opportunities Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	688	994	1,321	2,246
Class C	221	699	1,203	2,589
Class I	120	377	653	1,442
Class R3	176	564	977	2,130
Class R4	146	471	820	1,805
Class R5	115	374	653	1,448
Class Y	115	376	657	1,459
Class F	105	343	599	1,334
Class SDR	105	343	599	1,334

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the fiscal year ended October 31, 2019, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
Under normal circumstances, the Fund invests primarily in equity securities of small capitalization companies, although it may also invest in micro-capitalization, mid-capitalization and large-capitalization companies. The Fund normally invests at least 80% of its assets in securities of small capitalization companies located in the United States. The Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA” or the “Sub-Adviser”), seeks to identify securities that it believes offer the potential for capital appreciation based on: novel, superior, or niche products or services; sound operating characteristics; quality of management; an entrepreneurial management team; opportunities provided by mergers, divestitures, or new management; or other factors. In addition to these factors, the Sub-Adviser incorporates environmental, social and governance (ESG) factors into its investment process. The Sub-Adviser evaluates the impact and risk around issues such as climate change, environmental performance, labor standards and corporate governance. The Sub-Adviser views its ESG assessment as an important consideration in determining the weights of securities within the portfolio. This assessment will not necessarily result in a company being included or excluded from the evaluation process but rather contributes to the overall holistic evaluation of that company. The Sub-Adviser engages with management of certain issuers regarding corporate governance practices as well as what the Sub-Adviser deems to be materially important environmental and/or social issues facing a company. The Fund may invest in common and preferred stocks, as well as in over-the-counter securities.

The Fund currently defines small capitalization companies as companies with a market capitalization within the collective range of the Russell 2000 Index and the MSCI USA Small Cap Index. As of December 31, 2019, this range was approximately $13 million to $11.72 billion. The market capitalization range of these indices changes over time.

PRINCIPAL RISKS.
The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Small Cap Securities Risk −Investments in small capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Active Investment Management Risk −The risk that, if the Sub-Adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. The Sub-Adviser’s integration of ESG factors into its investment process may not work as intended. ESG factors are not the only factors considered and as a result, certain companies in which the Fund invests may not be considered an ESG company or have a high ESG rating.

Volatility Risk −The Fund's investments may fluctuate in value over a short period of time. This may cause the Fund’s net asset value per share to experience significant changes in value over short periods of time.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund's performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

Securities Lending Risk −The Fund may engage in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

The Fund is subject to certain other risks. For more information regarding risks and investments, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

PAST PERFORMANCE.
The performance information indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. Effective immediately before the opening of business on October 24, 2016, the Schroder U.S. Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information for periods prior to October 24, 2016 is that of the Predecessor Fund. Prior to October 24, 2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. The returns in the bar chart and table:

•

Assume reinvestment of all dividends and distributions

•

Would be different if the Fund’s fees and expenses were reflected for periods prior to October 24, 2016

•

Reflect fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower.

The bar chart:

•

Shows how the Fund’s total return has varied from year to year

•

Returns do not include sales charges. If sales charges were reflected, returns would have been lower

•

Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 14.03% (4th quarter, 2011) Lowest -20.40% (3rd quarter, 2011)
Average Annual Total Returns.
Average annual total returns for periods ending December 31, 2019 (including sales charges)
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes and are shown only for Class A shares. After-tax returns will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - Hartford Schroders US Small Cap Opportunities Fund	Label	1 Year		5 Years		10 Years
Class A	Class A - Return Before Taxes	24.36%		8.16%		10.72%
Class C	Class C - Return Before Taxes	29.63%	[1]	8.97%	[1]	11.29%	[1]
Class I	Class I - Return Before Taxes	32.03%		9.71%		11.67%
Class R3	Class R3 - Return Before Taxes	31.19%	[1]	9.35%	[1]	11.49%	[1]
Class R4	Class R4 - Return Before Taxes	31.68%	[1]	9.58%	[1]	11.61%	[1]
Class R5	Class R5 - Return Before Taxes	32.01%	[1]	9.69%	[1]	11.66%	[1]
Class Y	Class Y - Return Before Taxes	32.03%	[1]	9.74%	[1]	11.69%	[1]
Class F	Class F - Return Before Taxes	32.12%	[2]	9.76%	[2]	11.70%	[2]
Class SDR	Class SDR - Return Before Taxes	32.06%	[3]	9.79%	[3]	11.71%	[3]
After Taxes on Distributions | Class A	Class A - After Taxes on Distributions	22.91%		6.21%		8.73%
After Taxes on Distributions and Sale of Fund Shares | Class A	Class A - After Taxes on Distributions and Sale of Fund Shares	15.40%		6.02%		8.31%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	25.52%		8.23%		11.83%
[1]	Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on October 24, 2016 and performance prior to this date reflects the performance of the Predecessor Fund's Investor Shares.
[2]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund's Class I shares.
[3]	Performance for Class SDR shares prior to September 28, 2015 (the inception date of the Predecessor Fund's Class R6 Shares) reflects the performance of the Predecessor Fund's Investor Shares.